Commitments and Contingencies (Details Textual)			1 Months Ended		12 Months Ended
	Nov. 01, 2016 USD ($)	Nov. 01, 2016 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 22, 2016 USD ($)	Jan. 22, 2016 CNY (¥)	Aug. 22, 2014 USD ($)	Aug. 22, 2014 CNY (¥)
Commitments and Contingencies (Textual)
Settlement amount					$ 459,000	¥ 3,000,000
Zhong Chuan Rui You and Shanghai Fusheng Weier Intelligent Control Technology Co., Ltd. [Member]
Commitments and Contingencies (Textual)
Contract amount							$ 1,652,842	¥ 10,800,000
Zhong Chuan Rui You [Member]
Commitments and Contingencies (Textual)
Payments of contract							$ 1,126,381	¥ 7,360,000
C Media Limited [Member]
Commitments and Contingencies (Textual)
Settlement amount			$ 512,075	¥ 3,346,000
Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. [Member]
Commitments and Contingencies (Textual)
Contract amount									$ 1,467,880	¥ 9,604,633
Zhong Chuan Rui You, Xuesong Song and Shenzhen Hua Xun [Member]
Commitments and Contingencies (Textual)
Settlement amount	$ 1,735,389	¥ 11,355,000